LOANS (Tables)	12 Months Ended
Dec. 31, 2016
Consumer
Loans receivable
Schedule of loans
The following table provides Citi’s consumer loans by loan type:

	December 31,
In millions of dollars	2016	2015
In U.S. offices
Mortgage and real estate(1)	$72,957	$80,281
Installment, revolving credit and other	3,395	3,480
Cards(2)	132,654	112,800
Commercial and industrial	7,159	6,407
	$216,165	$202,968
In offices outside the U.S.
Mortgage and real estate(1)	$42,803	$47,062
Installment, revolving credit and other	24,887	29,480
Cards	23,783	27,342
Commercial and industrial	16,568	17,410
Lease financing	81	362
	$108,122	$121,656
Total consumer loans	$324,287	$324,624
Net unearned income	$776	$830
Consumer loans, net of unearned income	$325,063	$325,454

(1)	Loans secured primarily by real estate.

(2)	December 31, 2016 balance includes loans related to the acquisition of the Costco U.S. co-branded credit card portfolio, completed on June 17, 2016.

Schedule of loan delinquency and non-accrual details
Consumer Loan Delinquency and Non-Accrual Details at December 31, 2016

In millions of dollars	Total current(1)(2)	30–89 days past due(3)	≥ 90 days past due(3)	Past due government guaranteed(4)	Total loans(2)	Total non-accrual	90 days past due and accruing
In North America offices
Residential first mortgages(5)	$50,766	$522	$371	$1,474	$53,133	$848	$1,227
Home equity loans(6)(7)	18,767	249	438	—	19,454	914	—
Credit cards	130,327	1,465	1,509	—	133,301	—	1,509
Installment and other	4,486	106	38	—	4,630	70	2
Commercial market loans	8,876	23	74	—	8,973	328	14
Total	$213,222	$2,365	$2,430	$1,474	$219,491	$2,160	$2,752
In offices outside North America
Residential first mortgages(5)	$35,862	$206	$135	$—	$36,203	$360	$—
Credit cards	22,363	368	324	—	23,055	258	239
Installment and other	22,683	264	126	—	23,073	163	—
Commercial market loans	23,054	72	112	—	23,238	217	—
Total	$103,962	$910	$697	$—	$105,569	$998	$239
Total GCB and Corporate/Other consumer	$317,184	$3,275	$3,127	$1,474	$325,060	$3,158	$2,991
Other(8)	3	—	—	—	3	—	—
Total Citigroup	$317,187	$3,275	$3,127	$1,474	$325,063	$3,158	$2,991

(1)	Loans less than 30 days past due are presented as current.

(2)	Includes $29 million of residential first mortgages recorded at fair value.

(3)	Excludes loans guaranteed by U.S. government-sponsored entities.

(4)	Consists of residential first mortgages that are guaranteed by U.S. government-sponsored entities that are 30–89 days past due of $0.2 billion and 90 days or more past due of $1.3 billion.

(5)	Includes approximately $0.1 billion of residential first mortgage loans in process of foreclosure.

(6)	Includes approximately $0.1 billion of home equity loans in process of foreclosure.

(7)	Fixed-rate home equity loans and loans extended under home equity lines of credit, which are typically in junior lien positions.

(8)	Represents loans classified as consumer loans on the Consolidated Balance Sheet that are not included in the Corporate/Other consumer credit metrics.
Consumer Loan Delinquency and Non-Accrual Details at December 31, 2015

In millions of dollars	Total current(1)(2)	30–89 days past due(3)	≥ 90 days past due(3)	Past due government guaranteed(4)	Total loans(2)	Total non-accrual	90 days past due and accruing
In North America offices
Residential first mortgages(5)	$53,146	$846	$564	$2,318	$56,874	$1,216	$1,997
Home equity loans(6)(7)	22,335	136	277	—	22,748	1,017	—
Credit cards	110,814	1,296	1,243	—	113,353	—	1,243
Installment and other	4,576	80	33	—	4,689	56	2
Commercial market loans	8,241	16	61	—	8,318	222	17
Total	$199,112	$2,374	$2,178	$2,318	$205,982	$2,511	$3,259
In offices outside North America
Residential first mortgages(8)	$39,551	$240	$175	$—	$39,966	$388	$—
Credit cards	25,698	477	442	—	26,617	261	278
Installment and other	27,664	317	220	—	28,201	226	—
Commercial market loans	24,433	46	31	—	24,510	247	—
Total	$117,346	$1,080	$868	$—	$119,294	$1,122	$278
Total GCB and Corporate/Other	$316,458	$3,454	$3,046	$2,318	$325,276	$3,633	$3,537
Other(9)	164	7	7	—	178	25	—
Total Citigroup	$316,622	$3,461	$3,053	$2,318	$325,454	$3,658	$3,537

(1)	Loans less than 30 days past due are presented as current.

(2)	Includes $34 million of residential first mortgages recorded at fair value.

(3)	Excludes loans guaranteed by U.S. government-sponsored entities.

(4)	Consists of residential first mortgages that are guaranteed by U.S. government-sponsored entities that are 30–89 days past due of $0.3 billion and 90 days or more past due of $2.0 billion.

(5)	Includes approximately $0.2 billion of residential first mortgage loans in process of foreclosure.

(6)	Includes approximately $0.1 billion of home equity loans in process of foreclosure.

(7)	Fixed-rate home equity loans and loans extended under home equity lines of credit, which are typically in junior lien positions.

(8)	Includes approximately $0.1 billion of residential first mortgage loans in process of foreclosure.

(9)	Represents loans classified as consumer loans on the Consolidated Balance Sheet that are not included in the Corporate/Other consumer credit metrics.

Schedule of loans credit quality indicators
The following tables provide details on the FICO scores for Citi’s U.S. consumer loan portfolio (commercial market loans are excluded in the table since they are business based and FICO scores are not a primary driver in their credit evaluation). FICO scores are updated monthly for substantially all of the portfolio or, otherwise, on a quarterly basis for the remaining portfolio.

FICO score distribution in U.S. portfolio(1)(2)	December 31, 2016
In millions of dollars	Less than 620	≥ 620 but less than 660	Equal to or greater than 660
Residential first mortgages	$2,744	$2,422	$44,279
Home equity loans	1,750	1,418	14,743
Credit cards	8,310	11,320	110,522
Installment and other	284	271	2,601
Total	$13,088	$15,431	$172,145

FICO score distribution in U.S. portfolio(1)(2)	December 31, 2015
In millions of dollars	Less than 620	≥ 620 but less than 660	Equal to or greater than 660
Residential first mortgages	$3,483	$3,036	$45,047
Home equity loans	2,067	1,782	17,837
Credit cards	7,341	10,072	93,194
Installment and other	337	270	2,662
Total	$13,228	$15,160	$158,740

(1)	Excludes loans guaranteed by U.S. government entities, loans subject to long-term standby commitments (LTSCs) with U.S. government-sponsored entities and loans recorded at fair value.

(2)	Excludes balances where FICO was not available. Such amounts are not material.

Schedule of impaired loans
The following tables present information about impaired consumer loans and interest income recognized on impaired consumer loans:

	At and for the year ended December 31, 2016
In millions of dollars	Recorded investment(1)(2)	Unpaid principal balance	Related specific allowance(3)	Average carrying value(4)	Interest income recognized(5)
Mortgage and real estate
Residential first mortgages	$3,786	$4,157	$540	$4,632	$170
Home equity loans	1,298	1,824	189	1,326	35
Credit cards	1,747	1,781	566	1,831	158
Installment and other
Individual installment and other	455	481	215	475	27
Commercial market loans	513	744	98	538	12
Total	$7,799	$8,987	$1,608	$8,802	$402

(1)	Recorded investment in a loan includes net deferred loan fees and costs, unamortized premium or discount and direct write-downs and includes accrued interest only on credit card loans.

(2)	$740 million of residential first mortgages, $406 million of home equity loans and $97 million of commercial market loans do not have a specific allowance.
(3) Included in the Allowance for loan losses.
(4) Average carrying value represents the average recorded investment ending balance for the last four quarters and does not include the related specific allowance.
(5) Includes amounts recognized on both an accrual and cash basis.

	At and for the year ended December 31, 2015
In millions of dollars	Recorded investment(1)(2)	Unpaid principal balance	Related specific allowance(3)	Average carrying value(4)	Interest income recognized(5)(6)
Mortgage and real estate
Residential first mortgages	$6,038	$6,610	$739	$8,932	$439
Home equity loans	1,399	1,972	406	1,778	64
Credit cards	1,950	1,986	604	2,079	179
Installment and other
Individual installment and other	464	519	197	449	33
Commercial market loans	341	572	100	361	13
Total	$10,192	$11,659	$2,046	$13,599	$728

(1)	Recorded investment in a loan includes net deferred loan fees and costs, unamortized premium or discount and direct write-downs and includes accrued interest only on credit card loans.

(2)	$1,151 million of residential first mortgages, $459 million of home equity loans and $86 million of commercial market loans do not have a specific allowance.

(3)	Included in the Allowance for loan losses.

(4)	Average carrying value represents the average recorded investment ending balance for the last four quarters and does not include the related specific allowance.
(5) Includes amounts recognized on both an accrual and cash basis.
(6) Interest income recognized for the year ended December 31, 2014 was $1,106 million.

Schedule of troubled debt restructurings

	At and for the year ended December 31, 2016
In millions of dollars except number of loans modified	Number of loans modified	Post- modification recorded investment(1)(2)	Deferred principal(3)	Contingent principal forgiveness(4)	Principal forgiveness(5)	Average interest rate reduction
North America
Residential first mortgages	5,023	$726	$6	$—	$3	1%
Home equity loans	4,100	200	6	—	1	2
Credit cards	196,004	762	—	—	—	17
Installment and other revolving	5,649	47	—	—	—	14
Commercial banking(6)	132	91	—	—	—	—
Total(8)	210,908	$1,826	$12	$—	$4
International
Residential first mortgages	2,722	$80	$—	$—	$—	—%
Credit cards	137,466	385	—	—	9	12
Installment and other revolving	60,094	276	—	—	7	7
Commercial banking(6)	162	109	—	—	—	—
Total(8)	200,444	$850	$—	$—	$16

	At and for the year ended December 31, 2015
In millions of dollars except number of loans modified	Number of loans modified	Post- modification recorded investment(1)(7)	Deferred principal(3)	Contingent principal forgiveness(4)	Principal forgiveness(5)	Average interest rate reduction
North America
Residential first mortgages	9,487	$1,282	$9	$4	$25	1%
Home equity loans	4,317	157	1	—	3	2
Credit cards	188,502	771	—	—	—	16
Installment and other revolving	4,287	37	—	—	—	13
Commercial banking(6)	300	47	—	—	—	—
Total(8)	206,893	$2,294	$10	$4	$28
International
Residential first mortgages	3,918	$104	$—	$—	$—	—%
Credit cards	142,851	374	—	—	7	13
Installment and other revolving	65,895	280	—	—	5	5
Commercial banking(6)	239	87	—	—	—	1
Total(8)	212,903	$845	$—	$—	$12

(1)	Post-modification balances include past due amounts that are capitalized at the modification date.

(2)
Post-modification balances in North America include $74 million of residential first mortgages and $22 million of home equity loans to borrowers who have gone through Chapter 7 bankruptcy in the year ended December 31, 2016. These amounts include $48 million of residential first mortgages and $20 million of home equity loans that were newly classified as TDRs during 2016, based on previously received OCC guidance.

(3)
Represents portion of contractual loan principal that is non-interest bearing, but still due from the borrower. Such deferred principal is charged off at the time of permanent modification to the extent that the related loan balance exceeds the underlying collateral value.

(4)	Represents portion of contractual loan principal that is non-interest bearing and, depending upon borrower performance, eligible for forgiveness.

(5)	Represents portion of contractual loan principal that was forgiven at the time of permanent modification.
(6) Commercial banking loans are generally borrower-specific modifications and incorporate changes in the amount and/or timing of principal and/or interest.
(7) Post-modification balances in North America include $209 million of residential first mortgages and $55 million of home equity loans to borrowers who have gone through Chapter 7 bankruptcy in the year ended December 31, 2015. These amounts include $126 million of residential first mortgages and $47 million of home equity loans that were newly classified as TDRs during 2015, based on previously received OCC guidance.
(8) The above tables reflect activity for loans outstanding as of the end of the reporting period that were considered TDRs.

Schedule of troubled debt restructuring loans that defaulted

The following table presents consumer TDRs that defaulted, for which the payment default occurred within one year of a permanent modification. Default is defined as 60 days past due, except for classifiably managed commercial banking loans, where default is defined as 90 days past due.

In millions of dollars	2016	2015
North America
Residential first mortgages	$229	$420
Home equity loans	25	38
Credit cards	188	187
Installment and other revolving	9	8
Commercial banking	15	9
Total	$466	$662
International
Residential first mortgages	$11	$22
Credit cards	148	141
Installment and other revolving	90	88
Commercial banking	37	28
Total	$286	$279

Corporate
Loans receivable
Schedule of loans
The following table presents information by corporate loan type:

In millions of dollars	December 31, 2016	December 31, 2015
In U.S. offices
Commercial and industrial	$49,586	$46,011
Financial institutions	35,517	36,425
Mortgage and real estate(1)	38,691	32,623
Installment, revolving credit and other	34,501	33,423
Lease financing	1,518	1,780
	$159,813	$150,262
In offices outside the U.S.
Commercial and industrial	$81,882	$82,689
Financial institutions	26,886	28,704
Mortgage and real estate(1)	5,363	5,106
Installment, revolving credit and other	19,965	20,853
Lease financing	251	303
Governments and official institutions	5,850	4,911
	$140,197	$142,566
Total corporate loans	$300,010	$292,828
Net unearned income	(704)	(665)
Corporate loans, net of unearned income	$299,306	$292,163

(1)	Loans secured primarily by real estate.

Schedule of loan delinquency and non-accrual details
Corporate Loan Delinquency and Non-Accrual Details at December 31, 2016

In millions of dollars	30–89 days past due and accruing(1)	≥ 90 days past due and accruing(1)	Total past due and accruing	Total non-accrual(2)	Total current(3)	Total loans (4)
Commercial and industrial	$143	$52	$195	$1,909	$127,012	$129,116
Financial institutions	119	2	121	185	61,254	61,560
Mortgage and real estate	148	137	285	139	43,607	44,031
Leases	27	8	35	56	1,678	1,769
Other	349	12	361	132	58,880	59,373
Loans at fair value						3,457
Purchased distressed loans						—
Total	$786	$211	$997	$2,421	$292,431	$299,306

Corporate Loan Delinquency and Non-Accrual Details at December 31, 2015

In millions of dollars	30–89 days past due and accruing(1)	≥ 90 days past due and accruing(1)	Total past due and accruing	Total non-accrual(2)	Total current(3)	Total loans (4)
Commercial and industrial	$87	$4	$91	$1,071	$123,523	$124,685
Financial institutions	16	—	16	173	64,157	64,346
Mortgage and real estate	137	7	144	232	37,290	37,666
Leases	—	—	—	76	2,006	2,082
Other	29	—	29	44	58,335	58,408
Loans at fair value						4,971
Purchased distressed loans						5
Total	$269	$11	$280	$1,596	$285,311	$292,163

(1)	Corporate loans that are 90 days past due are generally classified as non-accrual. Corporate loans are considered past due when principal or interest is contractually due but unpaid.

(2)
Non-accrual loans generally include those loans that are ≥ 90 days past due or those loans for which Citi believes, based on actual experience and a forward-looking assessment of the collectability of the loan in full, that the payment of interest or principal is doubtful.

(3)	Corporate loans are past due when principal or interest is contractually due but unpaid. Loans less than 30 days past due are presented as current.

(4)	Total loans include loans at fair value, which are not included in the various delinquency columns.

Schedule of loans credit quality indicators
Corporate Loans Credit Quality Indicators

	Recorded investment in loans(1)
In millions of dollars	December 31, 2016	December 31, 2015
Investment grade(2)
Commercial and industrial	$85,369	$89,963
Financial institutions	49,915	53,551
Mortgage and real estate	18,718	14,987
Leases	1,303	1,725
Other	51,930	51,498
Total investment grade	$207,235	$211,724
Non-investment grade(2)
Accrual
Commercial and industrial	$41,838	$32,726
Financial institutions	11,459	10,622
Mortgage and real estate	1,821	2,800
Leases	410	282
Other	7,312	6,867
Non-accrual
Commercial and industrial	1,909	1,071
Financial institutions	185	173
Mortgage and real estate	139	232
Leases	56	76
Other	132	44
Total non-investment grade	$65,261	$54,893
Private bank loans managed on a delinquency basis(2)	$23,353	$20,575
Loans at fair value	3,457	4,971
Corporate loans, net of unearned income	$299,306	$292,163

(1)	Recorded investment in a loan includes net deferred loan fees and costs, unamortized premium or discount, less any direct write-downs.

(2)	Held-for-investment loans are accounted for on an amortized cost basis.

Schedule of impaired loans
The following tables present non-accrual loan information by corporate loan type and interest income recognized on non-accrual corporate loans:
Non-Accrual Corporate Loans

	At and for the year ended December 31, 2016
In millions of dollars	Recorded investment(1)	Unpaid principal balance	Related specific allowance	Average carrying value(2)	Interest income recognized(3)
Non-accrual corporate loans
Commercial and industrial	$1,909	$2,259	$362	$1,919	$25
Financial institutions	185	192	16	183	3
Mortgage and real estate	139	250	10	174	6
Lease financing	56	56	4	44	—
Other	132	197	—	87	6
Total non-accrual corporate loans	$2,421	$2,954	$392	$2,407	$40

	At and for the year ended December 31, 2015
In millions of dollars	Recorded investment(1)	Unpaid principal balance	Related specific allowance	Average carrying value(2)	Interest income recognized(3)
Non-accrual corporate loans
Commercial and industrial	$1,071	$1,238	$246	$859	$7
Financial institutions	173	196	10	194	—
Mortgage and real estate	232	322	21	240	4
Lease financing	76	76	54	62	—
Other	44	114	32	39	—
Total non-accrual corporate loans	$1,596	$1,946	$363	$1,394	$11

	December 31, 2016		December 31, 2015
In millions of dollars	Recorded investment(1)	Related specific allowance	Recorded investment(1)	Related specific allowance
Non-accrual corporate loans with valuation allowances
Commercial and industrial	$1,343	$362	$571	$246
Financial institutions	45	16	18	10
Mortgage and real estate	41	10	60	21
Lease financing	55	4	75	54
Other	1	—	40	32
Total non-accrual corporate loans with specific allowance	$1,485	$392	$764	$363
Non-accrual corporate loans without specific allowance
Commercial and industrial	$566		$500
Financial institutions	140		155
Mortgage and real estate	98		172
Lease financing	1		1
Other	131		4
Total non-accrual corporate loans without specific allowance	$936	N/A	$832	N/A

(1)	Recorded investment in a loan includes net deferred loan fees and costs, unamortized premium or discount, less any direct write-downs.

(2)	Average carrying value represents the average recorded investment balance and does not include related specific allowance.

(3)	Interest income recognized for the year ended December 31, 2014 was $47 million.
N/A Not Applicable

Schedule of troubled debt restructurings
Corporate Troubled Debt Restructurings

The following table presents corporate TDR activity at and for the year ended December 31, 2016:

In millions of dollars	Carrying Value	TDRs involving changes in the amount and/or timing of principal payments(1)	TDRs involving changes in the amount and/or timing of interest payments(2)	TDRs involving changes in the amount and/or timing of both principal and interest payments
Commercial and industrial	$338	$176	$34	$128
Financial institutions	10	10	—	—
Mortgage and real estate	15	6	—	9
Other	142	—	142	—
Total	$505	$192	$176	$137

The following table presents corporate TDR activity at and for the year ended December 31, 2015:

In millions of dollars	Carrying Value	TDRs involving changes in the amount and/or timing of principal payments(1)	TDRs involving changes in the amount and/or timing of interest payments(2)	TDRs involving changes in the amount and/or timing of both principal and interest payments
Commercial and industrial	$120	$67	$—	$53
Mortgage and real estate	47	3	—	44
Total	$167	$70	$—	$97

(1)
TDRs involving changes in the amount or timing of principal payments may involve principal forgiveness or deferral of periodic and/or final principal payments. Because forgiveness of principal is rare for corporate loans, modifications typically have little to no impact on the loans’ projected cash flows and thus little to no impact on the allowance established for the loans.  Charge-offs for amounts deemed uncollectable may be recorded at the time of the restructuring or may have already been recorded in prior periods such that no charge-off is required at the time of the modification.

(2)	TDRs involving changes in the amount or timing of interest payments may involve a below-market interest rate.

Schedule of troubled debt restructuring loans that defaulted

The following table presents total corporate loans modified in a TDR as well as those TDRs that defaulted and for which the payment default occurred within one year of a permanent modification. Default is defined as 60 days past due, except for classifiably managed commercial banking loans, where default is defined as 90 days past due.

In millions of dollars	TDR balances at December 31, 2016	TDR loans in payment default during the year ended December 31, 2016	TDR balances at December 31, 2015	TDR loans in payment default during the year ended December 31, 2015
Commercial and industrial	$408	$7	$142	$—
Loans to financial institutions	9	—	5	1
Mortgage and real estate	87	8	131	—
Other	228	—	308	—
Total(1)	$732	$15	$586	$1

(1)	The above tables reflect activity for loans outstanding as of the end of the reporting period that were considered TDRs.

Mortgage and real estate
Loans receivable
Schedule of loans credit quality indicators
The following tables provide details on the LTV ratios for Citi’s U.S. consumer mortgage portfolios. LTV ratios are updated monthly using the most recent Core Logic Home Price Index data available for substantially all of the portfolio applied at the Metropolitan Statistical Area level, if available, or the state level if not. The remainder of the portfolio is updated in a similar manner using the Federal Housing Finance Agency indices.

LTV distribution in U.S. portfolio(1)(2)	December 31, 2016
In millions of dollars	Less than or equal to 80%	> 80% but less than or equal to 100%	Greater than 100%
Residential first mortgages	$45,849	$3,467	$324
Home equity loans	12,869	3,653	1,305
Total	$58,718	$7,120	$1,629

LTV distribution in U.S. portfolio(1)(2)	December 31, 2015
In millions of dollars	Less than or equal to 80%	> 80% but less than or equal to 100%	Greater than 100%
Residential first mortgages	$46,559	$4,478	$626
Home equity loans	13,904	5,147	2,527
Total	$60,463	$9,625	$3,153

(1)	Excludes loans guaranteed by U.S. government entities, loans subject to LTSCs with U.S. government-sponsored entities and loans recorded at fair value.

(2)	Excludes balances where LTV was not available. Such amounts are not material.